Borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current	R$ 2,199,422	R$ 1,865,880
Non-current	0	0
Third Parties
Disclosure of detailed information about borrowings [line items]
Current	R$ 2,199,422	1,865,880
Banco Nacional de México | Financial Institution
Disclosure of detailed information about borrowings [line items]
Interest rate	2.55%
Maturity	May 2023
Current	R$ 0	1,586,052
International Finance Corporation | Financial Institution
Disclosure of detailed information about borrowings [line items]
Maturity	April 2023
Current	R$ 0	279,828
International Finance Corporation | Financial Institution | CDI Rate
Disclosure of detailed information about borrowings [line items]
Interest rate	0.74%
Banco Nacional de México | Financial Institution
Disclosure of detailed information about borrowings [line items]
Maturity	August 2024
Current	R$ 2,198,619	0
Banco Nacional de México | Financial Institution | SOFR rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.40%
Banco Daycoval | Financial Institution
Disclosure of detailed information about borrowings [line items]
Interest rate	15.66%
Maturity	September 2024
Current	R$ 803	R$ 0